EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on May 23, 2016 (Accession No. 0001193125-16-599262), to the Prospectus dated May 1, 2016, as supplemented, for the Class IA, Class IB and Class K shares of Multimanager Technology Portfolio, a series of EQ Advisors Trust.